MARKETABLE SECURITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 8 – MARKETABLE SECURITIES

Marketable securities at March 31, 2013 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	(6,250)	(112,500)	$6,250

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

On March 19, 2012, the Company entered into an agreement with California Gold, pursuant to which the Company agreed to provide California Gold with a geological review (the “Report”) on or prior to March 30, 2012, of the Company’s certain uranium properties pursuant to which California Gold may determine and identify the approximate locations and scope of geologic formations that could contain potential gold deposits on these properties.

In consideration for delivery of the Report, California Gold agreed to pay the Company $125,000, which payment may, at the election of California Gold, be paid in cash or in unregistered shares of California Gold common stock, par value $0.001 per share (the “California Gold Common Stock”), issued by California Gold.  In the event that California Gold elects to deliver the California Gold Common Stock, it shall deliver such number of shares of California Gold Common Stock that shall be equal to the number which results from dividing $125,000 by the lesser of: (i) the closing price of a share of the California Gold Common Stock as quoted on the

Over the Counter Bulletin Board on March 19, 2012 or (ii) the purchase price per share of California Gold Common Stock paid by investors in California Gold sold in California Gold’s next financing, if any, on or before March 30, 2012. In March 2012, the Company received 1,250,000 restricted shares of California Gold.

At the time of issuance, the Company valued the shares of California Gold and recorded the cost of investment at the fair market value (based on the closing price pursuant to the agreement) of the shares at $0.10 per share or $125,000 and was recorded as other income during the year ended December 31, 2012 as reflected in the accompanying consolidated statement of operations.

The Company evaluated these marketable securities and determined that the fair value is deemed to be other- than- temporary,  the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings. During the year ended December 31, 2012, as a result of the evaluation, the Company has recorded a realized loss on other than temporary decline of $112,500.

The Company has recorded unrealized loss of $6,250 as an element of comprehensive income during the three months ended March 31, 2013.

NOTE 9 – MARKETABLE SECURITIES

Marketable securities at December 31, 2012 consisted of the following:

	Cost	Gross Unrealized Gains/(losses)	Gross Realized Gains/(losses)	Fair Value

Publicly traded equity securities – available for sale	$125,000	—	(112,500)	$12,500

Available for sale securities are carried at fair value. Unrealized gains or losses on marketable securities - available for sale are recognized on a periodic basis as an element of comprehensive income based on changes in the fair value of the security. Once liquidated, realized gains or losses on the sale of marketable securities available for sale will be reflected in the Company’s net loss for the period in which the security are liquidated. At the end of each period, the Company evaluates the carrying value of the marketable securities for a decrease in value. The Company evaluates the company underlying these marketable securities to determine whether a decline in fair value below the amortized cost basis is other than temporary. If the decline in fair value is judged to be “other- than- temporary”, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings.

On March 19, 2012, the Company entered into an agreement with California Gold, pursuant to which the Company agreed to provide California Gold with a geological review (the “Report”) on or prior to March 30, 2012, of the Company’s certain uranium properties pursuant to which California Gold may determine and identify the approximate locations and scope of geologic formations that could contain potential gold deposits on these properties.

In consideration for delivery of the Report, California Gold agreed to pay the Company $125,000, which payment may, at the election of California Gold, be paid in cash or in unregistered shares of California Gold common stock, par value $0.001 per share (the “California Gold Common Stock”), issued by California Gold.  In the event that California Gold elects to deliver the California Gold Common Stock, it shall deliver such number of shares of California Gold Common Stock that shall be equal to the number which results from dividing $125,000 by the lesser of: (i) the closing price of a share of the California Gold Common Stock as quoted on the Over the Counter Bulletin Board on March 19, 2012 or (ii)

the purchase price per share of California Gold Common Stock paid by investors in California Gold sold in California Gold’s next financing, if any, on or before March 30, 2012. In March 2012, the Company received 1,250,000 restricted shares of California Gold.

At the time of issuance, the Company valued the shares of California Gold and recorded the cost of investment at the fair market value (based on the closing price pursuant to the agreement) of the shares at $0.10 per share or $125,000 and was recorded as other income during the year ended December 31, 2012 as reflected in the accompanying consolidated statement of operations.

The Company evaluated these marketable securities and determined that the fair value is deemed to be other- than- temporary, the cost basis of the individual security shall be written down to fair value as a new cost basis and the amount of the write-down is charged to earnings. During the year ended December 31, 2012, as a result of the evaluation, the Company has recorded a realized loss on other than temporary decline of $112,500.